Acquisitions - Schedule of minimum annual royalty payments (Details) - DEFSEC [Member]	Apr. 29, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Minimum annual royalty payments	$ 2,500,000
April 29 2023 [Member]
Disclosure of detailed information about business combination [line items]
Minimum annual royalty payments	150,000
April 29 2024 [Member]
Disclosure of detailed information about business combination [line items]
Minimum annual royalty payments	150,000
April 29 2025 [Member]
Disclosure of detailed information about business combination [line items]
Minimum annual royalty payments	200,000
April 29 2026 [Member]
Disclosure of detailed information about business combination [line items]
Minimum annual royalty payments	200,000
April 29 2027 [Member]
Disclosure of detailed information about business combination [line items]
Minimum annual royalty payments	250,000
April 29 2028 [Member]
Disclosure of detailed information about business combination [line items]
Minimum annual royalty payments	250,000
April 29 2029 [Member]
Disclosure of detailed information about business combination [line items]
Minimum annual royalty payments	300,000
April 29 2030 [Member]
Disclosure of detailed information about business combination [line items]
Minimum annual royalty payments	300,000
April 29 2031 [Member]
Disclosure of detailed information about business combination [line items]
Minimum annual royalty payments	350,000
April 29 2032 [Member]
Disclosure of detailed information about business combination [line items]
Minimum annual royalty payments	$ 350,000